Discountinued Operations and Non-current Asset Classified as Held for Sale	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Discountinued Operations and Non-current Asset Classified as Held for Sale
36	DISCONTINUED OPERATIONS AND NON-CURRENT ASSET CLASSIFIED AS HELD FOR SALE
As part of the
non-strategic
asset divestment process initiated by the Company, in 2017, GMD S.A. was sold (“completed”), and in 2018, CAM Servicios del Peru S.A. and CAM Chile S.A., and Stracon GyM S.A. were sold (“completed”).
Additionally, information is presented on Adexus S.A., a subsidiary that has been reclassified as a non-current
asset available for sale (“planned”) as of December 31, 2017, 2018 and 2019.
Below is the information on the financial result and cash flow from discontinued operations, GMD S.A., Stracon GyM S.A., CAM Servicios del Peru S.A., CAM Chile S.A. (done) and Adexus S.A. (planned):

	Discontinued operations
	At December 31,
	2017		2018		2019
	GMD Grupo CAM and Stracon GyM	Adexus S.A.	Grupo CAM and Stracon GyM	Adexus S.A.	Adexus S.A.
	(Completed)	(Planned)	(Completed)	(Planned)	(Planned)
Revenues	1,894,055	284,024	1,010,739	302,936	252,857
Operating costs	(1,751,317)	(239,680)	(968,375)	(263,455)	(244,183)

Gross profit	142,738	44,344	42,364	39,481	8,674
Administrative expenses	(83,483)	(32,761)	(56,950)	(32,730)	(34,744)
Other (expenses) income, net	13,279	(835)	860	(4,519)	(12,740)
Gain from the sale of investments	21,554	—	—	—	—

Operating (loss) profit	94,088	10,748	(13,726)	2,232	(38,810)
Financial expenses	(27,398)	(10,755)	(19,971)	(12,786)	(24,359)
Financial income	2,269	264	6,253	610	2,625
Share of the profit or loss in associates and joint ventures	854

Loss before income tax	69,813	257	(27,444)	(9,944)	(60,544)
Income tax	(14,110)	147	7,112	2,325	16,585

Loss from discontinued operations (a)	55,703	404	(20,332)	(7,619)	(43,959)

Details of the sale of the subsidiary
Revenues from the sale of investments	269,961	—	310,855	—	—
Cost from the sale of investments	(51,697)	—	(237,213)	—	—
Income tax expense on gain	(63,940)	—	(8,906)	—	—

Gain on sale after income tax (b)	154,324	—	64,736	—	—

Net effect in consolidated (a) + (b)	210,027	404	44,404	(7,619)	(43,959)

Cash flows relating to the discontinued operations are as follows:
Operating cash flows	149,687	6,083	6,967	36,450	437
Investing cash flows	(10,377)	(19,570)	(11,474)	(18,141)	—
Financing cash flows	(136,165)	14,059	526	(21,422)	(1,250)

Net increase generated in subsidiary	3,145	572	(3,981)	(3,113)	(813)

A.	Discontinued operations
i) CAM Servicios del Peru S.A. and CAM Chile S.A.
On December 4, 2018, the Company entered into a purchase and sale agreement for all of its shares (representing 73.16%) of CAM Servicios del Peru S.A. and CAM Chile S.A. The Group received for its participation in CAM Chile S.A. and CAM Servicios del Peru S.A. the sum of (i) US$15.78 million (equivalent to S/51.7 million) for the shares of CAM Chile S.A. and (ii) US$3.0 million (equivalent to S/10.4 million) for the shares of CAM Servicios del Peru S.A., respectively. The net gain on the sale of both subsidiaries amounted to S/31.7 million.
ii) Stracon GyM S.A.
On March 28, 2018, the Company entered into a purchase and sale agreement for all of its shares (representing 87.59%) in Stracon GyM S.A. The sale price was agreed in US$76.8 million (equivalent to S/248.8 million), which is fully paid. The net gain on the sale amounted to S/41.9 million.

iii) GMD S.A.
On June 6, 2017, the Company entered into a sales contract for all of its shares (representing 89.19%) in GMD S.A. The sales price was agreed at US$84.7 million (equivalent to S/269.9 million), which is fully paid. The net gain on the sale amounted to S/218.3 million (US$64.6 million approximately).

B.	Non-current asset classified as held for sale
At December 31, 2018 and 2019,
non-current
assets and liabilities held for sale correspond to investments in the company Adexus S.A. (hereinafter Adexus), whose main activity is to provide information technology solutions mainly in Chile and Peru.
On November 19, 2019, Adexus S.A. filed an application for reorganization under Law 20.720 with the Chilean courts of justice. The Company impaired the total investment value as of December 31, 2019.
The reorganization allows companies with temporary liquidity problems to obtain financial protection for a period of 30 days, extendable for a period of 60 days, with the support of their creditors, to prepare, propose and negotiate a plan to restructure their assets and liabilities.
Although the Company investment in Adexus has been declared as an available-for-sale
investment and on an exceptional basis, the Group decided that Adexus will be subject to the patrimonial protection law; after achieving this restructuring, the Group will focus on honoring it in the terms agreed while finding the right shareholder for the future development of the Company.

	At December 31,
	2018	2019
ASSETS
Cash and cash equivalets	6,074	1,723
Accounts receivables, net	157,351	129,739
Inventories, net	3,999	2,828
Other assets, net	80,374	68,730

Total assets	247,798	203,020

LIABILITIES
Borrowings	71,810	91,529
Accounts payable	148,817	118,497
Deferred income tax liabilities	5,201	—

Total liabilities	225,828	210,026

Total net assets	21,970	(7,006)

As of December 31, 2017, this item includes Red Eagle Mining Corporation investment representing 6.18% of shares. In January and March 2018, the Company sold the total of its shares. The sale price was agreed at US$3.99 million (equivalent to S/16.24 million), which were paid in full.